Long-Term Debt, Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-Term Debt [Line Items]
2024	$ 30,099
2025	20,854
2026	33,298
2027	11,544
2028	33,925
Thereafter	77,868
Total	207,588	$ 174,870
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2024	20,584
2025	4,927
2026	6,187
2027	962
2028	20,261
Thereafter	5,545
Total	58,466	39,189
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	17,741
2025	3,696
2026	5,475
2027	3
2028	20,003
Thereafter	160
Total	47,078
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	0
2025	149
2026	0
2027	27
2028	196
Thereafter	3,044
Total	3,416
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	0
2025	0
2026	0
2027	414
2028	0
Thereafter	0
Total	414
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	2,843
2025	1,082
2026	712
2027	518
2028	62
Thereafter	2,341
Total	7,558
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2024	72
2025	403
2026	220
2027	0
2028	5
Thereafter	110
Total	810	1,280
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	72
2025	403
2026	220
2027	0
2028	5
Thereafter	110
Total	810
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2024	9,443
2025	15,524
2026	26,891
2027	10,582
2028	13,659
Thereafter	72,213
Total	148,312	$ 134,401
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	8,721
2025	14,546
2026	24,229
2027	7,843
2028	13,659
Thereafter	59,290
Total	128,288
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	722
2025	978
2026	2,662
2027	2,384
2028	0
Thereafter	12,095
Total	18,841
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2024	0
2025	0
2026	0
2027	355
2028	0
Thereafter	828
Total	$ 1,183